Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Private Placement	Initial Public Offering Including Over Allotment Option [Member]	Common Class A	Common Class B	Ordinary shares	Ordinary shares Common Class A	Ordinary shares Common Class A Restricted Stock Units (RSUs)	Ordinary shares Common Class A Private Placement	Ordinary shares Common Class A Initial Public Offering Including Over Allotment Option [Member]	Ordinary shares Common Class B	Additional paid-in capital	Additional paid-in capital Restricted Stock Units (RSUs)	Additional paid-in capital Private Placement	Additional paid-in capital Initial Public Offering Including Over Allotment Option [Member]	Accumulated other comprehensive income (loss)	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2018						112,441,049	0				0
Beginning balance at Dec. 31, 2018	$ (73,242)					$ 11						$ 0				$ (630)	$ (72,623)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted shares (Note 15) (in shares)						6,733,333
Vesting of restricted shares (Note 15)	78					$ 1						77
Share-based compensation expense (Note 15)	3,159											3,159
Repurchase of restricted shares (Note 15) (in shares)						(100,000)
Repurchase of restricted shares (Note 15)	(84)											(84)
Reclassification of liability-classified awards to equity-classified awards (Note 15)	48											48
Accretion on convertible redeemable preferred shares to redemption value (Note 13)	(50,716)											(3,200)					(47,516)
Net income (loss)	(6,177)																(6,177)
Foreign currency translation adjustments	(358)															(358)
Unrealized gain on debt securities	0
Ending balance (in shares) at Dec. 31, 2019						119,074,382	0				0
Ending balance at Dec. 31, 2019	(127,292)					$ 12						0				(988)	(126,316)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted shares (Note 15) (in shares)						2,805,556
Vesting of restricted shares (Note 15)	0
Share-based compensation expense (Note 15)	8,521											8,521
Conversion of ordinary shares to Class A and Class B Ordinary Shares (in shares)						(121,879,938)	45,700,000				76,179,938
Conversion of ordinary shares to Class A and Class B Ordinary Shares	0					$ (12)	$ 4				$ 8
Accretion on convertible redeemable preferred shares to redemption value (Note 13)	(193,465)											(158,949)					(34,516)
Conversion of convertible redeemable preferred shares to Class A ordinary shares (Note 14) (in shares)							182,917,991
Conversion of convertible redeemable preferred shares to Class A ordinary shares (Note 14)	483,436						$ 18					483,418
Issuance of Class A ordinary shares (in shares)									22,000,000	80,500,000
Issuance of Class A ordinary shares		$ 110,000	$ 373,638						$ 2	$ 8				$ 109,998	$ 373,630
Net income (loss)	(3,115)																(3,115)
Foreign currency translation adjustments	2,929															2,929
Shares issued as part of an acquisition (in shares)							84,634
Shares issued as part of an acquisition (Note 3)	850											850
Unrealized gain on debt securities	$ 0
Exercise of options (in shares)	7,632,431						7,632,431
Exercise of options	$ 961						$ 1					960
Ending balance (in shares) at Dec. 31, 2020	415,014,994			338,835,056	76,179,938	0	338,835,056				76,179,938
Ending balance at Dec. 31, 2020	$ 656,463					$ 0	$ 33				$ 8	818,428				1,941	(163,947)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted shares (Note 15) (in shares)								384,585
Vesting of restricted shares (Note 15)	78							$ 0					$ 78
Share-based compensation expense (Note 15)	25,645											25,645
Accretion on convertible redeemable preferred shares to redemption value (Note 13)	(193,500)
Issuance of Class A ordinary shares (in shares)									20,000,000
Issuance of Class A ordinary shares		$ 249,950							$ 2					$ 249,948
Net income (loss)	(72,355)																(72,355)
Foreign currency translation adjustments	1,307															1,307
Settlement of VPP (Note 15)	3,512						$ 0					3,512
Unrealized gain on debt securities	$ (99)															(99)
Exercise of options (in shares)	14,235,844						14,235,844
Exercise of options	$ 1,760						$ 2					1,758
Ending balance (in shares) at Dec. 31, 2021	449,635,423			373,455,485	76,179,938	0	373,455,485				76,179,938
Ending balance at Dec. 31, 2021	$ 866,261					$ 0	$ 37				$ 8	$ 1,099,369				$ 3,149	$ (236,302)